INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES
7.  INVENTORIES

Accounting policy:

Inventories are stated at the lower of cost and net realizable value (the estimated selling price in the normal course of business, minus the estimated completion costs and estimated costs necessary to make the sale). The cost of finished and work-in-progress goods comprises direct materials, direct labor and an appropriate proportion of variable and fixed overheads, the latter of which are allocated based on normal operating capacity. Costs are assigned to individual inventory items based on weighted average costs.

The provision for obsolete inventories is made for risks associated with the realization and sale of obsolete inventories, and is measured at net realizable value or cost, whichever is lower.

	December 31,2022	December 31,2021
Finished goods	1,504,134	814,320
Parts and accessories	168,777	180,286
Construction material	152,789	126,889
Warehouse and others	43,359	27,809
	1,869,059	1,149,304

The balances are presented net of a provision of R$38,747 for obsolete inventories on December 31, 2022 (R$26,841 on December 31, 2021).